CONSOLIDATED BALANCE SHEETS - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	¥ 18,586,274	¥ 21,127,163
Restricted cash	3,153,390	3,174,886
Short-term deposits	12,931,757	9,756,979
Restricted short-term deposits	110,699	0
Short-term investments	751,290	781,216
Long-term deposits, current portion	452,326	7,054,915
Accounts and notes receivable, net	2,449,629	2,716,216
Installment payment receivables, net, current portion	2,558,756	1,881,755
Inventory	5,562,922	5,526,212
Amounts due from related parties	¥ 43,714	¥ 12,948
Other Receivable, after Allowance for Credit Loss, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Prepayments and other current assets	¥ 3,135,312	¥ 2,489,339
Total current assets	49,736,069	54,521,629
Non-current assets
Long-term deposits	4,489,036	3,035,426
Restricted long-term deposits	1,487,688	767,899
Property, plant and equipment, net	11,521,863	10,954,485
Right-of-use assets, net	1,261,663	1,455,865
Intangible assets, net	4,610,469	4,948,992
Land use rights, net	2,744,424	2,789,367
Installment payment receivables, net	4,448,416	3,027,795
Long-term investments	1,963,194	2,084,933
Other non-current assets	443,283	576,150
Total non-current assets	32,970,036	29,640,912
Total assets	82,706,105	84,162,541
Current liabilities
Short-term borrowings	4,609,123	3,889,100
Accounts and notes payable	23,080,481	22,210,431
Amounts due to related parties	¥ 9,364	¥ 30,880
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Operating lease liabilities, current portion	¥ 324,496	¥ 365,999
Finance lease liabilities, current portion	41,940	34,382
Deferred revenue, current portion	1,275,716	630,997
Long-term borrowings, current portion	1,858,613	1,363,835
Accruals and other liabilities	8,650,636	7,580,195
Income taxes payable	14,514	5,743
Total current liabilities	39,864,883	36,111,562
Non-current liabilities
Long-term borrowings	5,664,518	5,650,782
Operating lease liabilities	1,345,852	1,490,882
Finance lease liabilities	777,697	777,697
Deferred revenue	822,719	668,946
Derivative liability	167,940	393,473
Deferred tax liabilities	341,932	404,018
Other non-current liabilities	2,445,776	2,336,654
Total non-current liabilities	11,566,434	11,722,452
Total liabilities	51,431,317	47,834,014
Commitments and contingencies
SHAREHOLDERS' EQUITY
Additional paid-in capital	70,671,685	70,198,031
Statutory and other reserves	95,019	60,035
Accumulated deficit	(41,585,549)	(35,760,301)
Accumulated other comprehensive income	2,093,508	1,830,638
Total shareholders' equity	31,274,788	36,328,527
Total liabilities and shareholders' equity	82,706,105	84,162,541
Common Class A [Member]
SHAREHOLDERS' EQUITY
Common Stock, Value, Issued	104	103
Common Class B [Member]
SHAREHOLDERS' EQUITY
Common Stock, Value, Issued	¥ 21	¥ 21